Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Statement [Line Items]
Cash outflows for leases	¥ 52.6	$ 8.3	¥ 51.9
Non-cash additions to right-of-use assets and lease liabilities	24.0	3.8	15.3
Operating lease rental income	¥ 15.2	$ 2.4	¥ 13.3
Bottom of range [member]
Statement [Line Items]
Operating lease, term	1 year	1 year
Operating lease term of contract	1 year	1 year
Top of range [member]
Statement [Line Items]
Operating lease, term	15 years	15 years
Operating lease term of contract	6 years	6 years